Exchange rates (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Foreign exchange rates [abstract]
Closing rate applied at period end	1.34	1.34	1.29
Average rate applied for the period	1.35	1.30	1.27